Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.8%
Communication Services - 6.3%
81,568	Angi, Inc.*	185,159
1,754	Cable One, Inc.	1,231,308
35,741	EchoStar Corp.*	653,703
6,045	Nexstar Media Group, Inc.	1,043,730
		3,113,900
Consumer Discretionary - 5.0%
14,422	Bright Horizons Family Solutions, Inc.*	1,110,349
5,561	Choice Hotels International, Inc.	651,694
3,300	TopBuild Corp.*	686,862
		2,448,905
Consumer Staples - 4.7%
25,520	Sprouts Farmers Market, Inc.*	893,966
18,067	TreeHouse Foods, Inc.*	911,119
20,029	United Natural Foods, Inc.*	527,764
		2,332,849
Financials - 16.6%
77,253	AvidXchange Holdings, Inc.*	602,573
36,758	Bancorp, Inc.*	1,023,710
87,175	Eastern Bankshares, Inc.	1,100,150
74,115	MGIC Investment Corp.	994,623
26,974	Pacific Premier Bancorp, Inc.	647,915
5,740	Primerica, Inc.	988,658
12,276	Prosperity Bancshares, Inc.	755,220
9,367	UMB Financial Corp.	540,663
5,105	WEX, Inc.*	938,758
14,675	WSFS Financial Corp.	551,927
		8,144,197
Health Care - 17.6%
20,813	Abcam PLC ADR*	280,143
35,835	Accolade, Inc.*	515,307
41,603	Alignment Healthcare, Inc.*	264,595
3,600	Arvinas, Inc.*	98,352
5,469	Ascendis Pharma A/S ADR*	586,386
11,399	Azenta, Inc.*	508,623
6,715	Blueprint Medicines Corp.*	302,108
2,031	Charles River Laboratories International, Inc.*	409,896
12,668	Encompass Health Corp.	685,339
14,814	HealthEquity, Inc.*	869,729
10,222	Inari Medical, Inc.*	631,106
2,192	Karuna Therapeutics, Inc.*	398,155
50,695	NeoGenomics, Inc.*	882,601
4,684	Neurocrine Biosciences, Inc.*	474,114
13,868	OrthoPediatrics Corp.*	614,214
21,644	Phreesia, Inc.*	698,885
21,921	SI-BONE, Inc.*	431,186
		8,650,739
Industrials - 16.0%
29,512	AZEK Co., Inc.*	694,712
6,038	Comfort Systems USA, Inc.	881,306
29,281	Federal Signal Corp.	1,587,322
13,175	Genpact, Ltd.	608,949
3,138	John Bean Technologies Corp.	342,952
1,102	McGrath RentCorp	102,828
85,952	Mueller Water Products, Inc.	1,198,171
2,846	Ritchie Bros Auctioneers, Inc.	160,201
2,492	SiteOne Landscape Supply, Inc.*	341,080
16,844	SPX Technologies, Inc.*	1,188,850
2,769	Woodward, Inc.	269,618
24,182	Zurn Elkay Water Solutions Corp.	516,528
		7,892,517
Information Technology - 15.9%
1,569	Aspen Technology, Inc.*	359,097
9,784	BlackLine, Inc.*	656,995
23,097	CTS Corp.	1,142,378
11,122	Dynatrace, Inc.*	470,461
2,861	Entegris, Inc.	234,631
6,161	Envestnet, Inc.*	361,466
89,483	Infinera Corp.*	694,388
2,423	Littelfuse, Inc.	649,582
17,375	Onto Innovation, Inc.*	1,526,915
6,599	Power Integrations, Inc.	558,539
11,353	Workiva, Inc.*	1,162,661
		7,817,113
Materials - 4.6%
14,837	HB Fuller Co.	1,015,593
17,629	Ingevity Corp.*	1,260,826
		2,276,419
Real Estate - 1.1%
43,841	DigitalBridge Group, Inc.	525,654
Total Common Stocks (Cost $43,363,895)		43,202,293

Real Estate Investment Trusts - 4.3%
4,638	EastGroup Properties, Inc.	766,754
23,259	Essential Properties Realty Trust, Inc.	577,986
17,352	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	496,267
3,784	W.P. Carey, Inc.	293,071
Total Real Estate Investment Trusts (Cost $2,154,080)		2,134,078

Short-Term Investments - 8.6%
Money Market Funds - 8.6%
4,223,482	First American Government Obligations Fund - Class Z, 4.61%#	4,223,482
Total Short-Term Investments (Cost $4,223,482)		4,223,482
Total Investments - 100.7% (Cost $49,741,457)		49,559,853
Liabilities in Excess of Other Assets - (0.7)%		(354,388)
NET ASSETS - 100.0%		$49,205,465

* Non-income producing
ADR — American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.